Preferred Stock and Convertible Preferred Stock - Schedule of Preferred Stock Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Class of Stock [Line Items]
Authorized Shares	0	10,000,000
Shares Issued	0	0
Shares Outstanding	0	0
Proceeds (Net of Issuance Costs)	$ 0	$ 0
Series Seed 1 Convertible Preferred Stock | Dianthus
Class of Stock [Line Items]
Authorized Shares	6,500,000
Shares Issued	6,500,000
Shares Outstanding	6,500,000
Per Share Liquidation Preference	$ 1
Aggregate Liquidation Amount	$ 6,500
Proceeds (Net of Issuance Costs)	$ 6,436
Series Seed 1 Convertible Preferred Stock | Dianthus | First Issue
Class of Stock [Line Items]
Issued Dates	2019-07
Series Seed 1 Convertible Preferred Stock | Dianthus | Second Issue
Class of Stock [Line Items]
Issued Dates	2020-04
Series Seed 1 Convertible Preferred Stock | Dianthus | Third issue
Class of Stock [Line Items]
Issued Dates	2020-12
Series Seed 2 Convertible Preferred Stock | Dianthus
Class of Stock [Line Items]
Issued Dates	2021-05
Authorized Shares	3,829,266
Shares Issued	3,829,265
Shares Outstanding	3,829,265
Per Share Liquidation Preference	$ 3.9172
Aggregate Liquidation Amount	$ 15,000
Proceeds (Net of Issuance Costs)	$ 14,912
Series A Convertible Preferred Stock | Dianthus
Class of Stock [Line Items]
Issued Dates	2022-04
Authorized Shares	23,007,017
Shares Issued	23,007,017
Shares Outstanding	23,007,017
Per Share Liquidation Preference	$ 4.3465
Aggregate Liquidation Amount	$ 100,000
Proceeds (Net of Issuance Costs)	$ 96,676
Convertible Preferred Stock | Dianthus
Class of Stock [Line Items]
Authorized Shares	33,336,283
Shares Issued	33,336,282
Shares Outstanding	33,336,282
Aggregate Liquidation Amount	$ 121,500
Proceeds (Net of Issuance Costs)	$ 118,024